UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2001

Check here if Amendment [    ];  Amendment Number:
This Amendment (Check only one.):  [     ] is a restatement.
                                   [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Montag & Caldwell, Inc.
Address:	3455 Peachtree Rd NE
 		Suite 1200
		Atlanta, GA 30326

13F File Number:  28-288

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Elizabeth Chester
Title:		Senior Vice President and Secretary
Phone:		404-836-7130
Signature, Place, and Date of Signing

Elizabeth Chester 	Atlanta, GA	Jan 14, 2002


Report Type (Check only one.):

[ X ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:




I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	103

Form 13F Information Table Value Total:  21,998,064



List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AOL Time Warner                COM              00184A105   144072 4488228.000SH     SOLE              3904463.000        583765.000
                                                             47624 1483600.000SH     OTHER               11900.000       1471700.000
Abbott Laboratories            COM              002824100     8628 154760.000SH      SOLE                68600.000         86160.000
American Express Co            COM              025816109     1031 28900.000SH       SOLE                25900.000          3000.000
American Int'l Group           COM              026874107   744087 9371379.000SH     SOLE              8205156.000       1166223.000
                                                            236220 2975062.000SH     OTHER               24412.000       2950650.000
Amgen                          COM              031162100   433015 7672138.000SH     SOLE              6737023.000        935115.000
                                                            139243 2467100.000SH     OTHER               19600.000       2447500.000
Baker Hughes Inc               COM              057224107      868 23800.000SH       SOLE                14800.000          9000.000
Bank of New York Co Inc        COM              064057102   529056 12967050.000SH    SOLE             11365005.000       1602045.000
                                                            171617 4206300.000SH     OTHER               33800.000       4172500.000
Berkshire Hathaway Inc-Cl A    COM              084670108      605    8.000 SH       SOLE                    7.000             1.000
Bristol-Myers Squibb Co        COM              110122108   475892 9331207.000SH     SOLE              8143396.000       1187811.000
                                                            167280 3280000.000SH     OTHER               24400.000       3255600.000
Cardinal Healthcare Inc        COM              14149Y108      231 3580.000 SH       SOLE                 3580.000
Caterpillar Inc                COM              149123101   334126 6394759.000SH     SOLE              5607584.000        787175.000
                                                            104871 2007100.000SH     OTHER               16800.000       1990300.000
Cisco Systems                  COM              17275R102      718 39670.000SH       SOLE                15400.000         24270.000
Citigroup Inc.                 COM              172967101   712685 14118171.999SH    SOLE             12342321.999       1775850.000
                                                            228644 4529400.000SH     OTHER               37100.000       4492300.000
Citizens Bankshares Corp       COM              173168105       77 12426.000SH       SOLE                                  12426.000
Coca-Cola Co                   COM              191216100   743823 15775682.000SH    SOLE             13876590.000       1899092.000
                                                            266138 5644500.000SH     OTHER               44200.000       5600300.000
Colgate-Palmolive Co           COM              194162103   550082 9525222.000SH     SOLE              8357637.000       1167585.000
                                                            160920 2786500.000SH     OTHER               24700.000       2761800.000
Costco Wholesale Corp-New      COM              22160K105   594722 13400672.000SH    SOLE             11796858.000       1603814.000
                                                            190688 4296700.000SH     OTHER               33900.000       4262800.000
Disney, Walt Co                COM              254687106   496612 23967754.000SH    SOLE             21131177.000       2836577.000
                                                            186524 9002100.000SH     OTHER               63100.000       8939000.000
Duke Energy Corporation        COM              264399106      238 6072.000 SH       SOLE                                   6072.000
Dupont (E.I.) De Nemours & Co  COM              263534109      299 7039.000 SH       SOLE                 7039.000
EMC Corp/Mass                  COM              268648102      151 11200.000SH       SOLE                10000.000          1200.000
Eaton Corp                     COM              278058102      372 5000.000 SH       SOLE                                   5000.000
Elan Plc ADR                   COM              284131208      856 19000.000SH       SOLE                                  19000.000
Electronic Arts, Inc.          COM              285512109   304294 5075795.000SH     SOLE              4445613.000        630182.000
                                                            138682 2313300.000SH     OTHER               13200.000       2300100.000
Electronic Data Systems        COM              285661104   848336 12375434.000SH    SOLE             10841920.000       1533514.000
                                                            281823 4111200.000SH     OTHER               32100.000       4079100.000
Eli Lilly & Co                 COM              532457108     1720 21900.000SH       SOLE                 4600.000         17300.000
Exxon Mobil Corp               COM              30231G102     1153 29342.000SH       SOLE                22736.000          6606.000
Fannie Mae                     COM              313586109      835 10500.000SH       SOLE                10500.000
Freddie Mac                    COM              313400301     1053 16100.000SH       SOLE                16100.000
Gap Inc.                       COM              364760108      408 29250.000SH       SOLE                28850.000           400.000
Genentech, Inc.                COM              368710406   372856 6872923.000SH     SOLE              6024058.000        848865.000
                                                            113871 2099000.000SH     OTHER               17800.000       2081200.000
General Electric Co            COM              369604103   321466 8020605.000SH     SOLE              7005232.000       1015373.000
                                                            108589 2709300.000SH     OTHER               21300.000       2688000.000
Genuine Parts Co               COM              372460105      248 6750.000 SH       SOLE                                   6750.000
Gillette Co                    COM              375766102   563578 16873595.000SH    SOLE             14789788.000       2083807.000
                                                            188713 5650100.000SH     OTHER               44100.000       5606000.000
H & R Block                    COM              093671105     4184 93600.000SH       SOLE                59900.000         33700.000
Hewlett-Packard                COM              428236103      214 10400.000SH       SOLE                 8000.000          2400.000
Home Depot Inc.                COM              437076102   305475 5988524.000SH     SOLE              5206059.000        782465.000
                                                            100125 1962850.000SH     OTHER               15250.000       1947600.000
Int'l Business Machines        COM              459200101      460 3804.000 SH       SOLE                 3804.000
Intel Corp                     COM              458140100     1782 56650.000SH       SOLE                44350.000         12300.000
Johnson & Johnson              COM              478160104   824762 13955369.000SH    SOLE             12243812.000       1711557.000
                                                            287474 4864200.000SH     OTHER               36300.000       4827900.000
Lauder Estee Cos Inc Cl A      COM              518439104      715 22300.000SH       SOLE                16400.000          5900.000
Marriott Int'l, Inc. Class A   COM              571903202   347296 8543569.000SH     SOLE              7478049.000       1065520.000
                                                            123092 3028100.000SH     OTHER               22500.000       3005600.000
Marsh & McLennan               COM              571748102   766591 7134402.000SH     SOLE              6290147.000        844255.000
                                                            210065 1955000.000SH     OTHER               18800.000       1936200.000
Masco Corp                     COM              574599106   477994 19509942.000SH    SOLE             17131939.000       2378003.000
                                                            151733 6193200.000SH     OTHER               50100.000       6143100.000
Medtronic Inc                  COM              585055106   766670 14971094.000SH    SOLE             13124370.000       1846724.000
                                                            246960 4822500.000SH     OTHER               38700.000       4783800.000
Merck & Co Inc                 COM              589331107     1022 17375.000SH       SOLE                17375.000
Microsoft Corp                 COM              594918104     5292 79878.000SH       SOLE                55764.000         24114.000
Minnesota Mining & Mfg Co      COM              604059105   263579 2229754.000SH     SOLE              1956084.000        273670.000
                                                             87003 736000.000SH      OTHER                6000.000        730000.000
Molex Cl A (Non-Vtg)           COM              608554200      943 34875.000SH       SOLE                25150.000          9725.000
Nokia Corp Sponsored ADR       COM              654902204   634730 25875667.000SH    SOLE             22777237.000       3098430.000
                                                            205471 8376300.000SH     OTHER               72500.000       8303800.000
Oracle Corporation             COM              68389X105      373 27000.000SH       SOLE                24600.000          2400.000
Paychex Inc.                   COM              704326107   170339 4887771.000SH     SOLE              4291786.000        595985.000
                                                             52460 1505300.000SH     OTHER               13200.000       1492100.000
Pepsico Inc                    COM              713448108   663666 13630430.000SH    SOLE             11981850.000       1648580.000
                                                            205433 4219200.000SH     OTHER               34800.000       4184400.000
Pfizer Inc                     COM              717081103   809202 20306188.000SH    SOLE             17831775.000       2474413.000
                                                            272949 6849400.000SH     OTHER               53200.000       6796200.000
Pharmacia Corporation          COM              71713U102   328193 7695027.000SH     SOLE              6854967.000        840060.000
                                                            148661 3485600.000SH     OTHER               20400.000       3465200.000
Procter & Gamble Co            COM              742718109   658289 8319082.000SH     SOLE              7300374.000       1018708.000
                                                            229968 2906200.000SH     OTHER               21700.000       2884500.000
Qualcomm Inc Com               COM              747525103   359734 7123451.000SH     SOLE              6245036.000        878415.000
                                                            103111 2041800.000SH     OTHER               18600.000       2023200.000
Schering Plough                COM              806605101      469 13100.000SH       SOLE                                  13100.000
Schlumberger                   COM              806857108   448791 8167264.000SH     SOLE              7163079.000       1004185.000
                                                            140677 2560100.000SH     OTHER               21500.000       2538600.000
Seagate Technology Escrow      COM              811804988        0 67500.000SH       SOLE                67500.000
Solectron                      COM              834182107      599 53100.000SH       SOLE                50900.000          2200.000
Southern Company               COM              842587107     1332 52533.000SH       SOLE                                  52533.000
State Street Corp.             COM              857477103      293 5600.000 SH       SOLE                                   5600.000
SunTrust Banks Inc             COM              867914103     3181 50734.000SH       SOLE                 6100.000         44634.000
Transocean Sedco Forex, Inc.   COM              G90078109   230086 6803247.000SH     SOLE              5983737.000        819510.000
                                                             63971 1891500.000SH     OTHER               20500.000       1871000.000
United Americas Bankshares     COM              909335101       10 10000.000SH       SOLE                                  10000.000
United Parcel Service - Cl B   COM              911312106   289679 5315216.000SH     SOLE              4680906.000        634310.000
                                                             75592 1387000.000SH     OTHER               14200.000       1372800.000
Wells Fargo & Co New           COM              949746101      591 13600.000SH       SOLE                12800.000           800.000
Wrigley, (Wm) Jr Cl B          COM              982526105     6773 131850.000SH      SOLE                70480.000         61370.000
Montag & Caldwell Growth N Fun                  126413509      373 15457.671SH       SOLE                                  15457.671